Consolidated Balance Sheets (Parenthetical) (Continental Cement Company, L.L.C. [Member])	Dec. 28, 2013	Dec. 31, 2012
Class B Units [Member]
Redeemable,Class B units issued	100,000,000	100,000,000
Redeemable, Class B units authorized	100,000,000	100,000,000
Class A Units [Member]
Member's equity, Class A units issued	100	100
Member's equity Class A units authorized	100	100